Equity (Details) - Schedule of Fair Value of Outstanding Warrants (Parentheticals) - Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Public Warrants [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Warrants per share	$ 11.5
Private Warrants [Member]
Schedule of Fair Value of Outstanding Warrants [Line Items]
Warrants per share	$ 11.5